Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued professional service fees			$ 97,412
Accrued FINRA fine	[1]	83,700	125,550
Accrued interest	[2]	6,472,292	4,202,811
Accrued taxes		24,525
Others		21,425	100,897
Total		$ 6,601,942	$ 4,526,670

[1]	See Note 18.
[2]	Accrued interest payable was primarily attributable to convertible promissory notes, amounted to $6,472,292 and $4,200,000 as of December 31, 2024 and 2023, respectively. See Note 14.